UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                               ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):         [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Staley Capital Advisers, Inc.
         ---------------------------------
Address: Suite 3950
         ---------------------------------
         One Oxford Centre
         ---------------------------------
         Pittsburgh, PA 15219
         ---------------------------------

Form 13F File Number: 28-05491


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John A. Staley, IV
            --------------------------------
Title:      President
            --------------------------------
Phone:      412 394-1292
            --------------------------------

Signature, Place, and Date of Signing:

/s/ John A. Staley, IV           Pittsburgh, PA         November 13, 2009
------------------------------------------------------------------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                           FORM 13F INFORMATION TABLE

Report Summary:

Number of Other Included Managers:                          0
                                                    ------------------

Form 13F Information Table Entry Total:                    81
                                                    ------------------

Form 13F Information Table Value Total:              $ 312,530
                                                    ------------------
                                                       (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.           Form 13F File Number        Name
              28-
                 -------------            ---------------------------------

[Repeat as necessary.]



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    14546   197094 SH       Sole                   197094
ALLSTATE CORP.                 COM              020002101      236     7700 SH       Sole                     7700
ALTRIA GROUP INC.              COM              02209S103     2913   163573 SH       Sole                   163573
APPLE INC                      COM              037833100     1742     9396 SH       Sole                     9396
ASCENT MEDIA CORP              COM              043632108     2560   100000 SH       Sole                   100000
AT&T CORP.                     COM              001957109      329    12166 SH       Sole                    12166
BANK OF AMERICA                COM              060505104      345    20377 SH       Sole                    20377
BERKSHIRE HATHAWAY CL A        COM              084670108      606        6 SH       Sole                        6
BERKSHIRE HATHAWAY CL B        COM              084670207     5868     1766 SH       Sole                     1766
BP PLC - SPONS ADR             COM              056622104      430     8076 SH       Sole                     8076
BRISTOL-MYERS                  COM              110122108     2606   115700 SH       Sole                   115700
CEDAR FAIR L.P.                COM              150185106      827    78500 SH       Sole                    78500
CEL-SCI CORP                   COM              150837409       31    18000 SH       Sole                    18000
CHEVRON CORP                   COM              166764100     3405    48340 SH       Sole                    48340
CISCO SYSTEMS                  COM              17275R102      285    12106 SH       Sole                    12106
CITADEL BROADCASTING           COM              17285T106      114  1835097 SH       Sole                  1835097
COCA COLA CO                   COM              191216100     4266    79444 SH       Sole                    79444
CONOCOPHILLIPS                 COM              20825C104      689    15262 SH       Sole                    15262
CONSECO INC                    COM              208464883    12041  2289250 SH       Sole                  2289250
CT MEDIA                       COM              22944d203       90   149943 SH       Sole                   149943
DISCOVER COMM  C               COM              25470F302    14537   558470 SH       Sole                   558470
DU PONT                        COM              263534109      392    12191 SH       Sole                    12191
EMC CORP./MASS                 COM              268648102      341    20000 SH       Sole                    20000
EXXON MOBIL                    COM              30231G102      783    11415 SH       Sole                    11415
FEDERATED INVESTORS            COM              314211103      948    35947 SH       Sole                    35947
FORTUNE BRANDS                 COM              349631101    35102   816716 SH       Sole                   816716
GOOGLE INC                     COM              38259P508     1422     2867 SH       Sole                     2867
GREAT LAKES DREDGE & DOCK      COM              390607109     8505  1218500 SH       Sole                  1218500
HARMAN INTL.                   COM              413086109    24760   730805 SH       Sole                   730805
IDT CORPORATION                COM              448947309     1345   449833 SH       Sole                   449833
J.P. MORGAN CHASE              COM              46625H100     5994   136797 SH       Sole                   136797
JK ACQ CORP NEW                COM              47759H304       10   500000 SH       Sole                   500000
JOHNSON & JOHNSON              COM              478160104      272     4469 SH       Sole                     4469
Liberty Media Corp - Interacti COM              53071M104     4114   375000 SH       Sole                   375000
MARSHALL&ILSLEY                COM              571837103     3030   375426 SH       Sole                   375426
MERITOR SAVINGS BANK           COM              590007100     3145  1059001 SH       Sole                  1059001
MICROSOFT CORP                 COM              594918104     4486   174430 SH       Sole                   174430
NORWOOD RES.                   COM              669958100        2    10000 SH       Sole                    10000
ORGANIC TO GO FOOD CORP.       COM              68618K106       25   500587 SH       Sole                   500587
PACIFIC RIM MINING             COM              694915208       25    83000 SH       Sole                    83000
PAR PHARM.                     COM              69888P106      645    30000 SH       Sole                    30000
PAYCHEX INC.                   COM              704326107     1252    43100 SH       Sole                    43100
PETROLEUM DEV                  COM              716578109      933    50000 SH       Sole                    50000
PFIZER INC                     COM              717081103     8202   495591 SH       Sole                   495591
PHILIP MORRIS INTl.            COM              718172109     8525   174911 SH       Sole                   174911
PINNACLE WEST                  COM              723484101     1456    44350 SH       Sole                    44350
PLAINS ALL AMERICAN PIPELINE   COM              726503105      245     5300 SH       Sole                     5300
PNC BANK CORP.                 COM              693475105      368     7568 SH       Sole                     7568
POLYMER GROUP INC              COM              731745204     1059    92916 SH       Sole                    92916
PRIMEDIA INC                   COM              74157K846     2923  1160000 SH       Sole                  1160000
PROCTER & GAMBLE               COM              742718109      210     3632 SH       Sole                     3632
ROYAL DUTCH SHELL              COM              780259206     1540    26925 SH       Sole                    26925
TRANSOCEAN LTD                 COM              040674667     3991    46659 SH       Sole                    46659
TYCO ELECTRONICS               COM              G9144P105     5013   225000 SH       Sole                   225000
TYCO INTL.                     COM              G9143X208    18432   534559 SH       Sole                   534559
UNICA CORP                     COM              904583101     4381   575000 SH       Sole                   575000
UNITED BANKSHARES              COM              909907107      215    11000 SH       Sole                    11000
USG Corp                       COM              903293405     3012   175300 SH       Sole                   175300
VERIZON COMM.                  COM              92343V104      418    13818 SH       Sole                    13818
WYNDHAM WORLDWIDE              COM              98310W108     1524    93400 SH       Sole                    93400
ZIMMER HOLDINGS                COM              98956P102    10083   188635 SH       Sole                   188635
MORGAN STANLEY SERIES BSKT 8/2 PFD              61747S413       90    10000 SH       Sole                    10000
ISHARES OIL EQUIP. AND SERVICE MUTUAL           464288844     8794   213300 SH       Sole                   213300
MARKET VECTORS GOLD MINERS ETF MUTUAL           57060U100      358     7900 SH       Sole                     7900
SPDR TRUST SERIES 1            MUTUAL           78462F103      422     4000 SH       Sole                     4000
SPDR-HEALTHCARE                MUTUAL           81369Y209     3935   137250 SH       Sole                   137250
SPDR-UTILITIES                 MUTUAL           81369Y886      293    10000 SH       Sole                    10000
VANGUARD GROWTH ETF            MUTUAL           922908736      667    13535 SH       Sole                    13535
iSHARES BIOTECH                MUTUAL           464287556      325     4000 SH       Sole                     4000
iSHARES DIVIDEND               MUTUAL           464287168      293     7100 SH       Sole                     7100
iSHARES PREFERRED STOCK INDEX  MUTUAL           464288687      254     7000 SH       Sole                     7000
iSHARES RUSSELL 1000 GROWTH    MUTUAL           464287614    33721   728150 SH       Sole                   728150
ISHARES COMEX GOLD TRUST       COM              464285105      297     3000 SH       Sole                     3000
ISHARES NATURAL RESOURCE SECTO COM              464287374      534    16500 SH       Sole                    16500
SPDR GOLD TRUST                COM              78463V107     6632    67095 SH       Sole                    67095
iSHARES AGGREG. INDEX          BOND             464287226     6801    64820 SH       Sole                    64820
iSHARES BARCLAYS 1-3 YR CREDIT BOND             464288646     2001    19175 SH       Sole                    19175
iSHARES INVEST. GRADE CORP.    BOND             464287242     7007    65679 SH       Sole                    65679
BLACKROCK MUNIYIELD FLA        TAX-FREE         09254r104      444    34000 SH       Sole                    34000
NUVEEN PA.PREM. INCOME         TAX-FREE         67061F101      919    73027 SH       Sole                    73027
VAN KAMPEN PA. VALUE           TAX-FREE         92112T108     1149    90139 SH       Sole                    90139